Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

A reconciliation of the provision for income taxes and the amount that would have been provided at statutory rates is as follows:

	Years Ended December 31,
(in thousands)	2014	2013	2012
Provision at statutory rate on pretax income	$10,579	$8,601	$5,533
Tax-exempt income on loans and investments	(1,417)	(1,498)	(1,390)
Stock-based compensation	111	162	203
Civil money penalty	—	—	525
Other	(132)	51	43
Total	$9,141	$7,316	$4,914

The statutory tax rate used to calculate the provision in 2014, 2013 and 2012 was 35%.

The components of income tax expense are as follows:

	Years Ended December 31,
(in thousands)	2014	2013	2012
Current expense	$9,390	$7,179	$4,796
Deferred expense (benefit)	(249)	137	118
Total	$9,141	$7,316	$4,914

The components of the net deferred tax assets were as follows:

	December 31,
(in thousands)	2014	2013
Deferred tax assets:
Allowance for loan losses	$8,749	$8,089
Unrealized losses on securities	2,086	8,893
Stock-based compensation	1,437	1,295
Nonaccrual interest	639	1,330
Other	795	902
Total deferred tax assets	13,706	20,509
Deferred tax liabilities:
Premises and equipment	(3,220)	(3,599)
Prepaid expenses	(344)	(353)
Deferred loan fees	(1,189)	(1,046)
Total deferred tax liabilities	(4,753)	(4,998)
Net deferred tax asset	$8,953	$15,511

At December 31, 2014, the Company had a net deferred tax asset of $9.0 million. An analysis was conducted to determine if a valuation allowance against its deferred tax assets was required. The Company used current forecasts of future expected income, possible tax planning strategies, current and future economic and business conditions (such as the possibility of a decrease in real estate value for properties the Bank holds as collateral on loans), the probability that taxable income will continue to be generated in future periods and the cumulative losses in previous years to make the assessment. Management concluded that a valuation allowance was not necessary at December 31, 2014.

In 2014, a tax benefit of $29,000 was recognized on net securities losses, compared to tax expense of $232,000 and $368,000 recognized on net securities gains during 2013 and 2012, respectively. The Company received a tax benefit on its federal income tax return totaling $191,000 and $51,000 for 2014 and 2013, respectively, related to the exercise of nonqualified stock options and disqualified dispositions of employee stock from options exercised. No such tax benefit was received during 2012. The Company, or one of its subsidiaries, files income tax returns in the U.S. Federal jurisdiction and various states. The Company is no longer subject to U.S. Federal, state and local examinations by tax authorities for years before 2011.